Acquisitions And Divestitures Acquisition of Motorized Vehicles Division of FCI (Details) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 26, 2012 Motorized Vehicle Division [Member] USD ($)	Oct. 26, 2012 Motorized Vehicle Division [Member] EUR (€)	Dec. 31, 2014 Motorized Vehicle Division [Member]	Dec. 31, 2012 Motorized Vehicle Division [Member] EUR (€)	Oct. 27, 2012 Motorized Vehicle Division [Member]	Oct. 11, 2012 Tranche A, Due 2018 [Member] Motorized Vehicle Division [Member] USD ($)	Dec. 31, 2012 Delphi Automotive LLP [Member] Motorized Vehicle Division [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Equity Interests Acquired																100.00%
Purchase price, cash consideration												$ 1,000	€ 765
Net sales	3,778	3,762	4,062	3,897	3,822	3,665	3,882	3,682	15,499	15,051	14,070				692
Sales to Delphi, Percentage																		12.00%
Business Combination, Acquisition Related Costs									6	0	13	13
Line of Credit Facility, Increase, Additional Borrowings																	$ 363
Intangible Assets, Weighted Average Useful Life														12 years